Organization - The VIE agreements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
The VIE agreements
Total assets	¥ 630,044,327		¥ 505,034,316		$ 90,095,139
Total liabilities	216,659,171		191,721,192		30,981,848
Total revenues	431,845,713	$ 61,753,116	393,836,097	¥ 247,639,205
Registered capital	121,000				17,303
PRC statutory reserves	5,889				842
Consolidated VIEs | Consolidated revenues
The VIE agreements
Total revenues	¥ 56,770,921	$ 8,118,134	¥ 88,762,725	¥ 113,113,671
Consolidated VIEs | Consolidated revenues | VIE concentration risk
The VIE agreements
Concentration (as a percent)	13.10%	13.10%	22.50%	45.70%
Consolidated VIEs | Consolidated total assets
The VIE agreements
Total assets	¥ 242,454,097		¥ 177,374,893		34,670,476
Consolidated VIEs | Consolidated total assets | VIE concentration risk
The VIE agreements
Concentration (as a percent)	38.50%	38.50%	35.10%
Consolidated VIEs | Consolidated total liabilities
The VIE agreements
Total liabilities	¥ 109,013,289		¥ 99,445,020		$ 15,588,694
Consolidated VIEs | Consolidated total liabilities | VIE concentration risk
The VIE agreements
Concentration (as a percent)	50.30%	50.30%	51.90%
Exclusive Consulting and Services Agreement
The VIE agreements
Term of agreement (in years)	10 years	10 years
Automatic extended term of agreement (in years)	10 years	10 years
Notice period for termination of agreement (in months)	3 months	3 months